Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Cash Flows Provided by (Used in) Operating Activities
Net Income		$ 2,330	$ 1,865	$ 6,430	$ 5,023
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 2)		(49)	(49)	(173)	(143)
Depreciation of premises and equipment		252	246	750	730
Depreciation of other assets		3	7	10	24
Amortization of intangible assets		278	277	862	832
Provision for credit losses (Note 3)		797	906	2,862	2,238
Deferred taxes		(77)	146	159	(118)
Share of (profit) in associates and joint ventures		(45)	(52)	(92)	(157)
Changes in operating assets and liabilities:
Trading securities		(503)	(8,011)	(5,873)	(43,770)
Derivative assets		5,813	1,949	5,031	7,679
Derivative liabilities		(6,464)	762	(8,651)	(3,997)
Current income taxes		(683)	587	(513)	711
Accrued interest receivable and payable		(498)	280	(913)	1,119
Insurance-related liabilities		(466)	1,051	102	2,952
Brokers, dealers and clients receivable and payable		3,748	(2,841)	1,532	1,527
Other items and accruals, net		3,514	(5,136)	816	(8,544)
Deposits		(5,457)	25,062	(26,862)	54,270
Loans		(929)	(16,492)	(2,930)	(20,644)
Securities sold but not yet purchased		(2,155)	(2,263)	16,480	(3,630)
Securities lent or sold under repurchase agreements		7,349	4,234	16,378	19,285
Securities borrowed or purchased under resale agreements		(8,416)	161	(17,687)	(2,415)
Securitization and structured entities' liabilities		(2,548)	(663)	9,755	9,024
Net Cash Provided by (Used in) Operating Activities		(4,206)	2,026	(2,527)	21,996
Cash Flows (Used in) Financing Activities
Net (decrease) in liabilities of subsidiaries		(504)	(2,042)	(1,219)	(8,810)
Proceeds from issuance of subordinated debt (Note 4)			1,000	1,250	1,000
Repayment of subordinated debt (Note 4)		(1,250)		(1,250)
Proceeds from issuance of preferred shares, net of issuance costs (Note 6)		1,365	1,018	1,365	2,368
Redemption of preferred shares (Note 6)			(850)	(300)	(850)
Net proceeds from issuance of common shares (Note 6)		27	17	91	48
Net sale (purchase) of treasury shares		(12)		3	8
Common shares repurchased for cancellation (Note 6)		(877)		(2,013)
Cash dividends and distributions paid		(1,293)	(1,245)	(3,800)	(2,659)
Cash dividends paid to non-controlling interest				(3)	(3)
Repayment of lease liabilities		(98)	(91)	(236)	(276)
Net Cash (Used in) Financing Activities		(2,642)	(2,193)	(6,112)	(9,174)
Cash Flows Provided by (Used in) Investing Activities
Interest bearing deposits with banks		(978)	791	(546)	553
Purchases of securities, other than trading		(12,590)	(21,789)	(47,965)	(62,007)
Maturities of securities, other than trading		5,639	6,919	31,021	20,008
Proceeds from sales of securities, other than trading		8,221	9,338	21,332	26,605
Net purchases of premises and equipment and software		(405)	(413)	(1,230)	(1,132)
Net Cash Provided by (Used in) Investing Activities		(113)	(5,154)	2,612	(15,973)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		186	213	(484)	(22)
Net (decrease) in Cash and Cash Equivalents		(6,775)	(5,108)	(6,511)	(3,173)
Cash and Cash Equivalents at Beginning of Period		65,362	79,869	65,098	77,934
Cash and Cash Equivalents at End of Period		58,587	74,761	58,587	74,761
Net cash provided by operating activities includes:
Interest paid in the period	[1]	10,856	12,083	32,956	33,564
Income taxes paid in the period		1,086	471	2,392	1,548
Interest received in the period		15,396	16,519	46,316	46,995
Dividends received in the period		$ 521	$ 732	$ 1,884	$ 1,923

[1]	Includes dividends paid on securities sold but not yet purchased.